Consolidated Statements of Income (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest and dividend income:
Loans receivable	$ 44,194,909	$ 41,361,825	$ 42,594,530
Mortgage-backed securities and collateralized mortgage obligations	3,368,183	3,943,269	6,983,394
Federal Home Loan Bank Stock	114,580	91,706	50,407
Other investment securities available for sale	261,600	153,977	195,080
Interest-bearing deposits in other financial institutions	161,766	235,535	135,379
Total interest and dividend income	48,101,038	45,786,312	49,958,790
Interest expense:
Deposits	6,594,261	9,395,545	12,227,345
Borrowings	3,994,754	5,831,992	10,530,124
Total interest expense	10,589,015	15,227,537	22,757,469
Net interest income	37,512,023	30,558,775	27,201,321
Provision for loan losses, not covered under FDIC loss sharing agreement	3,300,000	1,700,000	5,800,000
Provision for covered loan losses	1,201,596	1,200,000	420,635
Net interest income after provision for loan losses	33,010,427	27,658,775	20,980,686
Noninterest income:
Service charges on deposit accounts	7,001,967	5,843,016	5,789,043
Gain on securities available for sale	939,766	774,277	898,915
Total impairment losses on securities	(2,573,625)	(5,598,920)	(4,884,612)
Portion of losses recognized in other comprehensive income	2,300,366	3,302,678	2,357,938
Net impairment losses recognized in earnings	(273,259)	(2,296,242)	(2,526,674)
Impairment loss on equity security			(1,000,000)
Loss on sale of other assets held for sale	(146,299)	(349,585)
Bank owned life insurance	1,057,397	1,096,510	1,128,164
Gain on sale of loans and loan servicing release fees	961,605	655,977	796,459
Loan servicing fees	386,656	388,625	334,255
Brokerage commissions	557,821	693,926	518,762
Acquisition gain		1,095,003	9,342,816
FDIC receivable for loss sharing agreements accretion	1,461,779	1,035,125	1,840,856
Other	967,505	346,322	387,129
Total noninterest income	12,914,938	9,282,954	17,509,725
Noninterest expenses:
Salaries and employee benefits	19,332,621	15,762,074	13,812,938
Occupancy	7,789,954	6,520,914	5,945,678
FHLB advance prepayment penalty		809,558
Legal and professional	1,627,769	2,105,319	1,507,993
Marketing	1,875,591	1,619,275	1,576,574
Federal insurance premiums and other regulatory fees	1,351,185	1,252,717	1,387,264
Net cost of operations of real estate owned	2,144,882	1,341,120	2,683,375
Furniture and equipment	919,525	772,716	669,572
Postage, office supplies and printing	1,025,597	962,239	780,079
Core deposit intangible amortization expense	547,153	237,437	183,194
Other	3,693,346	2,558,616	1,922,093
Total noninterest expenses	40,307,623	33,941,985	30,468,760
Income before income taxes	5,617,742	2,999,744	8,021,651
Income tax expense	639,050	694,392	2,086,661
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990
Basic net income per share	$ 0.28	$ 0.13	$ 0.32
Diluted net income per share	$ 0.28	$ 0.13	$ 0.32
Weighted average number of common shares outstanding	17,907,597	18,146,627	18,422,050
Weighted average number of common and potential common shares outstanding	17,936,493	18,183,938	18,473,624